Schedule of Investments
February 28, 2026
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–67.19%
Diversified–21.55%
Energy Transfer L.P.	9,006,328	$169,679,220
Enterprise Products Partners L.P.	3,444,474	124,483,290
MPLX L.P.	2,920,428	172,130,026
TC Energy Corp. (Canada)	550,000	35,403,500
		501,696,036
Gathering & Processing –10.39%
Hess Midstream L.P.	1,669,355	64,570,651
Summit Midstream Corp.(a)	214,723	6,336,476
Western Midstream Partners L.P.	4,111,682	171,004,854
		241,911,981
Natural Gas Pipeline Transportation–1.47%
Enbridge, Inc. (Canada)	644,167	34,231,034
Other Energy–14.75%
Arko Corp.	1,829,604	11,764,354
Cheniere Energy Partners L.P.	100	6,130
CrossAmerica Partners L.P.(b)	1,971,946	39,793,870
Global Partners L.P.	911,398	42,817,478
KNOT Offshore Partners L.P. (United Kingdom)(b)	1,776,804	18,994,035
Suburban Propane Partners L.P.	5,962	121,029
Sunoco L.P.	1,737,652	110,844,821
USA Compression Partners L.P.	3,025,277	82,650,568
Westlake Chemical Partners L.P.	1,646,522	36,256,414
		343,248,699
Petroleum Pipeline Transportation–18.58%
Delek Logistics Partners L.P.	286,592	14,882,722
Genesis Energy L.P.(b)	7,141,977	128,984,105
NGL Energy Partners L.P.(a)(b)	7,150,096	85,801,152
Plains All American Pipeline L.P.	6,209,426	129,839,098
Plains GP Holdings L.P.	2,811,755	63,376,958
South Bow Corp. (Canada)(c)	300,000	9,663,000
		432,547,035
Production & Mining–0.43%
Alliance Resource Partners L.P.	378,734	10,032,664
Terminalling & Storage–0.02%
Martin Midstream Partners L.P.	186,311	536,576
Total Master Limited Partnerships & Related Entities (Cost $707,814,029)		1,564,204,025
Shares
Common Stocks & Other Equity Interests–45.71%
Diversified–11.36%
ONEOK, Inc.	1,570,314	129,974,890
Williams Cos., Inc. (The)	1,798,555	134,388,029
		264,362,919
Gathering & Processing –15.98%
Antero Midstream Corp.	3,675,769	82,631,287
Archrock, Inc.	4,250,839	150,182,141
Shares		Value
Gathering & Processing –(continued)
Targa Resources Corp.	590,828	$139,317,243
		372,130,671
Natural Gas Pipeline Transportation–2.91%
DT Midstream, Inc.	100	13,884
Kinetik Holdings, Inc.(c)	560,000	25,474,400
Pembina Pipeline Corp. (Canada)(c)	960,000	42,230,400
		67,718,684
Other Energy–14.68%
ARKO Petroleum Corp.(a)	344,110	6,541,531
Cheniere Energy, Inc.	225,000	53,039,250
Golar LNG Ltd. (Cameroon)	675,000	30,010,500
Kinder Morgan, Inc.	3,802,880	126,521,817
Kodiak Gas Services, Inc.	2,136,938	116,612,707
Sunococorp LLC	150,000	8,983,500
		341,709,305
Petroleum Pipeline Transportation–0.09%
Chevron Corp.	137	25,586
HF Sinclair Corp.	39,707	1,985,747
Phillips 66	491	75,776
		2,087,109
Pipelines & Midstream Diversified–0.69%
Gibson Energy, Inc. (Canada)	750,000	16,115,612
Production & Mining–0.00%
EQT Corp.	100	6,142
Total Common Stocks & Other Equity Interests (Cost $542,800,282)		1,064,130,442
Exchange-Traded Funds–1.40%
Other Energy–1.40%
Invesco SteelPath MLP & Energy Infrastructure ETF(b) (Cost $27,410,110)	1,143,000	32,698,944
Units
Preferred Master Limited Partnerships & Related Entities–0.11%
Other Energy–0.11%
Global Partners L.P. (Cost $2,447,025)	97,881	2,489,114
Shares
Money Market Funds–1.45%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(b)(d)	11,826,610	11,826,610
Invesco Treasury Portfolio, Institutional Class, 3.56%(b)(d)	21,963,704	21,963,704
Total Money Market Funds (Cost $33,790,314)		33,790,314
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-115.86% (Cost $1,314,261,760)		2,697,312,839
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Select 40 Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.59%
Invesco Private Government Fund, 3.64%(b)(d)(e)	10,371,238	$10,371,238
Invesco Private Prime Fund, 3.81%(b)(d)(e)	26,602,176	26,610,157
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,981,395)		36,981,395
TOTAL INVESTMENTS IN SECURITIES—117.45% (Cost $1,351,243,155)		2,734,294,234
OTHER ASSETS LESS LIABILITIES–(17.45)%		(406,284,543)
NET ASSETS–100.00%		$2,328,009,691
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended February 28, 2026.

							Dividends and Distributions
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$26,894,804	$787,570	$-	$5,016,570	$-	$32,698,944	$-	$-	$301,320
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	9,384,587	28,000,838	(25,558,815)	-	-	11,826,610	-	-	35,367
Invesco Treasury Portfolio, Institutional Class	17,428,520	52,001,557	(47,466,373)	-	-	21,963,704	-	-	65,030
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,243,411	57,661,377	(50,533,550)	-	-	10,371,238	-	-	99,373*
Invesco Private Prime Fund	8,249,520	141,732,922	(123,372,285)	-	-	26,610,157	-	-	270,159*
Investments in Other Affiliates:
CrossAmerica Partners L.P.	40,227,698	-	-	601,444	-	39,793,870	(1,035,272)	-	-
Genesis Energy L.P.	111,343,421	-	-	18,926,240	-	128,984,105	(1,285,556)	-	-
KNOT Offshore Partners L.P.	17,625,896	-	-	1,368,139	-	18,994,035	-	-	46,197
NGL Energy Partners L.P.	70,285,444	-	-	15,515,708	-	85,801,152	-	-	-
Total	$304,683,301	$280,184,264	$(246,931,023)	$41,428,101	$-	$377,043,815	$(2,320,828)	$-	$817,446

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at February 28, 2026.
(d)	The rate shown is the 7-day SEC standardized yield as of February 28, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings
February 28, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Master Limited Partnerships & Related Entities	$1,564,204,025	$—	$—	$1,564,204,025
Common Stocks & Other Equity Interests	1,064,130,442	—	—	1,064,130,442
Exchange-Traded Funds	32,698,944	—	—	32,698,944
Preferred Master Limited Partnerships & Related Entities	2,489,114	—	—	2,489,114
Money Market Funds	33,790,314	36,981,395	—	70,771,709
Total Investments	$2,697,312,839	$36,981,395	$—	$2,734,294,234
Invesco SteelPath MLP Select 40 Fund